Schedule of Sales and Marketing Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	₪ 53,269	₪ 56,533	₪ 23,214
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	31,332	36,225	15,053
Commission distribution [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	14,834	5,597	5,624
Other [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	₪ 7,103	₪ 14,711	₪ 2,537